Marketable Securities	12 Months Ended
Mar. 31, 2025
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong Securities Exchange.

	March 31,
	2024	2025
Cost	$25,772	$24,757
Market value	$23,026	$25,175

Included in non-operating income (expenses), net unrealized (loss) gain from marketable securities for the years ended March 31, 2023, 2024 and 2025 of $(3,973), $952 and $3,163, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2023, 2024 and 2025 were $3,854, $nil and $5,647, respectively and realized gain from sales of marketable securities for the years ended March 31, 2023, 2024 and 2025 were $581, $nil and $1,470, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.